Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities excluded from computation of earnings per share amount	2,185,436	2,269,436	2,205,934	2,209,867
Unvested Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share amount	141,666	255,000	226,666	356,662
Restricted Stock Units [Member]
Antidilutive securities excluded from computation of earnings per share amount	743,020	743,020	743,020	475,000
Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share amount	503,667	468,896	434,998	575,685
Stock Warrants [Member]
Antidilutive securities excluded from computation of earnings per share amount	797,083	802,520	801,250	802,520